Offerings - Offering: 1	Oct. 06, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,369,955
Proposed Maximum Offering Price per Unit | $ / shares	5.78
Maximum Aggregate Offering Price	$ 36,818,339.90
Amount of Registration Fee	$ 5,084.61
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.001 per share (the “Common Stock”), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Represents an aggregate of 6,369,955 shares of Common Stock issuable upon the conversion of shares of Series H Convertible Preferred Stock (the “Preferred Stock”), based upon the Company’s reasonable good-faith estimate of the number of shares of Common Stock issuable upon conversion of the Preferred Stock, upon exercise of certain warrants and issuable as dividends (the “Dividend Shares”) to the holders of the Preferred Stock, based on the Company’s reasonable good-faith estimate of the number of Dividend Shares to be issued, if any.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on October 1, 2025, which such date is within five business days of the filing of this registration statement, of 5.78 per share.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on September 10, 2025, which such date is within five business days of the filing of this registration statement, of $5.75 per share.